Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Equities	$ 678	$ 860
Bonds	1,814	2,036
Property	4	4
Insurance	34	36
Derivatives	631	679
Cash and cash equivalents	333	109
Other	8	8
Total	3,790	3,867
U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	180	222
U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	3	3
All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	495	635
Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	1,063	1,017
Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	15
Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	151	112
Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	292	634
Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	38	17
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	255	256
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	288	135
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	248	269
Bonds	84	309
Property	4	4
Derivatives	6
Cash and cash equivalents	41	12
Other	8	1
Total	392	596
Quoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	141	157
Quoted Plan Assets [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	3	3
Quoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	104	109
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3	226
Quoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3	3
Quoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3	3
Quoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	5	4
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	70	73
Quoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	1	1
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	430	591
Bonds	1,730	1,727
Insurance	34	36
Derivatives	625	679
Cash and cash equivalents	292	97
Other		7
Total	3,398	3,271
Unquoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	39	65
Unquoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	391	526
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	1,060	791
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	148	109
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	289	631
Unquoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	33	13
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	185	183
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 287	$ 134